Nature of Operations and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2019
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

Note 1.    Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Ideanomics, Inc. (Nasdaq: IDEX) is a Nevada corporation that primarily operates in the United States and Asia. The Company is comprised of two operating segments (i) our Legacy YOD business with primary operations in the PRC which has been winding down operations over the last 12 months and (ii) our Mobile Energy Group (MEG) (formally known as our Wecast Service) business, which is transitioning to  focus on the commercial fleet market for electric vehicles in addition to the Company’s existing fintech advisory business. Our MEG business operates as an end-to-end solutions provider for the procurement, financing, charging and energy management needs for fleet operators of commercial Electronic Vehicles (EV).  MEG operates through a series of joint ventures with the leading companies in the commercial EV space, principally in China, and earns fees for every transaction completed based on the spread for group buying of vehicles and fees derived from the arrangement of financing and energy management such as commercial purchasing of pre-paid electricity credits.  MEG focuses on commercial EV rather than passenger EV, as commercial EV is on an accelerated adoption path when compared to consumer EV adoption – which is expected to take between ten to fifteen years. We focus on four distinct commercial vehicles types with supporting income streams: 1) Closed-area heavy commercial, in areas such as Mining, Airports, and Sea Ports; 2) Last-mile delivery light commercial; 3) Buses and Coaches; 4) Taxis.  The purchase and financing of vehicles provides for one-time fees and the charging and energy management provides for recurring revenue streams. In July 2019 the company invested in Glory Connection Snd. Bhd, (Glory) a vehicle manufacturer based in Malaysia.  Glory holds the only license granted so far for the manufacture of electric vehicles in Malaysia and is in the process of setting up its manufacturing and assembly capabilities.

We continue to develop our FinTech services which principally consist of our ownership of the Delaware Board of Trade (DBOT) ATS, Intelligenta for marketing AI solutions to the Financial Services industry and FinTech Village, a 58 acre development site in West Hartford, Connecticut.

The fintech business intends to offer customized services based on best-in-class blockchain, AI and other technologies to mature and emerging businesses across various industries. To do so, we are building a financial technology ecosystem through license agreements, joint ventures and strategic investments, which we refer to as our “Fintech Ecosystem”.

Basis of Presentation

In this Form 10‑Q, unless the context otherwise requires, the use of the terms "we," "us", "our" and the “Company” refers to Ideanomics, Inc, its consolidated subsidiaries and variable interest entities (“VIEs”).

On April 24, 2018, the Company completed the acquisition of a 100% equity ownership in Shanghai Guang Ming Investment Management (“Guang Ming”), a PRC limited liability company. One of the two selling shareholders is a related party, an affiliate of Bruno Wu (“Dr. Wu”). Guang Ming holds a special fund management license. The acquisition will help the Company develop a fund management platform. Under Accounting Standard Codification (“ASC”) 805-50-05-5 and ASC 805-50-30-5, the transaction was accounted for as a reorganization of entities under common control, in a manner similar to a pooling of interest, using historical costs. As a result of the reorganization, the net assets of Guang Ming were transferred to the Company, and the accompanying consolidated financial statements as of and for the three and nine months ended September 30, 2018 have been prepared as if the current corporate structure had been in place at the beginning of the periods presented in which the common control existed.

In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. All significant intercompany transactions and balances are eliminated on consolidation. However, the results of operations included in such financial statements may not necessary be indicative of annual results.

We use the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10‑K for the year ended December 31, 2018 filed with the Securities and Exchange Commission on April 1, 2019 (“2018 Annual Report”).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, we evaluate our estimates, including those related to the bad debt allowance, variable considerations, fair values of financial instruments, intangible assets (including digital currencies) and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. We base our estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.
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Level 2 - Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

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Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company reviews the valuation techniques used to determine if the fair value measurements are still appropriate on an annual basis and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information.

Our financial assets and liabilities that are measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, other current liabilities and convertible notes. The fair values of these assets approximate carrying values because of the short-term nature of these instruments. If these instruments were measured at fair value in the financial statements, they would be classified as Level 1 in the fair value hierarchy.

Our financial assets that are measured at fair value on a nonrecurring basis include goodwill and other intangible assets, asset retirement obligations, and adjustment in carrying value of equity securities for which the measurement alternative of cost less impairment plus or minus observable price changes is used. There were no material impairments and no material adjustments to equity securities using the measurement alternative for the three and nine months ended September 30, 2019 and 2018.

Digital Currency

Digital currency consists of GTDollar Coins (“GTB”), Bitcoin and Ethereum.

GTB is received in connection with the services agreement and assets purchase agreement with GT Dollar Pte. Ltd. (“GTD”), our minority shareholder at the time of the transaction (Note 3 and 14 (b)). As of September 30, 2019, GTD has disposed of its investment in the Company and is no longer a minority shareholder.

GTB is a type of digital asset that is not a fiat currency and is not backed by hard assets or other financial instruments, and does not represent an investment in GTD or a right to access GTD’s platform. As a result, the value of GTB is determined by the value that various market participants place on GTB through their transactions. GTB holders make or lose money from buying and selling GTB. To date, the Asia EDX exchange has not permitted holders of GTB, Bitcoin or Ethereum to exchange digital currencies held in accounts at the exchange for fiat. The company is unable to predict when our cryptocurrency holdings will be convertible into fiat and consequently does not consider them to be part of the company’s liquid resources.

During the nine months ended September 30, 2019, the Company gradually converted 1,038,778 GTB to 2,763 Bitcoins and 21,312 Ethereum. As of September 30, 2019, the Company holds 7,294,555 GTB, 2,763 Bitcoins and 21,312 Ethereum. These Bitcoins and Etheruem represent GTB denominated in Bitcoin & Etheruem and do not represent a direct holding of Bitcoin and Etheruem.

Given that there is limited precedent regarding the classification and measurement of cryptocurrencies and other digital currencies under current GAAP, the Company has determined to account for these currencies as indefinite-lived intangible assets in accordance with ASC 350, Intangibles-Goodwill and Other until further guidance is issued by the FASB.

Indefinite-lived intangible assets are recorded at cost and are not subject to amortization, but shall be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. If, at the time of an impairment test, the carrying amount of an intangible asset exceeds its fair value, an impairment loss in an amount equal to the excess is recognized. The fair value of GTB currency was a Level 2 measurement (see Note 3) based upon the consideration agreed by GTD and the Company with a discount considering volatility, risk and limitations at contract inception.

Assets and Liabilities Held for Sale

The Company classifies assets and liabilities (disposal group) to be sold as held for sale in the period in which all of the following criteria are met: management, having the authority to approve the action, commits to a plan to sell the disposal groups; the disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such disposal group; an active program to locate a buyer and other actions required to complete the plan to sell the disposal group have been initiated; the sale of the disposal group is probable, and transfer of the disposal group is expected to qualify as a completed sale within one year, except if events or circumstances beyond the Company’s control extend the period of time required to sell the disposal group beyond one year; the disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Company initially measures a disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Gains are not recognized on the sale of a disposal group until the date of sale. The Company assesses the fair value of a disposal group, less any costs to sell, each reporting period it remains classified as held for sale and reports any subsequent losses as an adjustment to the carrying value of the disposal group.

Reclassifications of a General Nature

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported net income. Note 2 provides information about our adoption of new accounting standards for leases.